Annual Total Returns[BarChart] - AST T ROWE PRICE LARGE-CAP VALUE PORTFOLIO - No Share Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(0.49%)	13.40%	34.63%	1.56%	(6.06%)	6.13%	16.55%	(9.71%)	25.97%	2.09%